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                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of issuer: Homestead Funds,Inc., 4301 Wilson Boulevard, Arlington, Virginia 22203.

2.   Name of each series or class of funds for which this notice is filed:
     Daily Income Fund, Short-Term Bond Fund, Short-Term Government Securities Fund and Value Fund.

3.   Investment Company Act File Number:  811-6136.
     Securities Act File Number:  33-35788.

4.   Last day of fiscal year for which this notice is filed:  12- 31-96.

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of issuer's 24f-2 declaration: Not applicable.

6. Date of termination of issuer's declaration under rule 24f- 2(a)(1), if applicable: Not applicable.

7. Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None.

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None.

9. Number and aggregate sale price of securities sold during the fiscal year: 40,393,995, $153,528,594.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 40,393,995, $153,528,594.

11. Number and aggregate sale price of securities sold during the fiscal year in connection with dividend reinvestment plans, if applicable:
     3,639,228, $14,463,224.

12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                  $153,528,594

     (ii) Aggregate sale price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable:
                                                  +14,463,224
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     (iii)  Aggregate price of shares redeemed or repurchased during the
     fiscal year (if applicable):                     - 70,432,524

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
     applicable):                                     - 0

     (v) Net aggregate sale price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (Line (i), plus line (ii), less
     line (iii), plus line (iv), if applicable:       97,559,294

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):
                                                      x1/3300

     (vii) Fee due (line (i) or line (v) multiplied by line (vi):
                                                      29,563

Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
     Informal and Other Procedures (17 CFR 202.3a.)        X

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 02-27-97.

                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/Catherine M. Blushi
                         Compliance Officer and Assistant Secretary

Date: 02-27-97



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                               February 27, 1997



Homestead Funds, Inc.
1800 Massachusetts Avenue, N.W.
Washington, DC  20036

RE:  Form 24f-2
     Opinion of Counsel

Dear Sirs:

     This is in response to the request for an Opinion of Counsel in connection with the filing of Form 24f-2, pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940.

     The undersigned has acted as Counsel to Homestead Funds, Inc. (the "Registrant") since its organization, and in so acting has examined a copy of the Articles of Incorporation and By-Laws of the Registrant, Form 24f-2, copies of the records, agreements and other documents deemed necessary to form a basis for the opinion hereinafter expressed.

     Based upon the foregoing, it is the opinion of the undersigned that the shares referred to in Form 24f-2 were validly issued, fully paid and non-assessable. Permission is granted to the filing of this opinion with the Form 24f-2 referred to above.

                              Sincerely,

                              /s/ William P. McKeithan
                              Counsel